Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the tax basis and the financial statement carrying amounts of assets and liabilities.

	September 30, 2016	September 30, 2015
	(In thousands)
Deferred tax assets
Loan loss reserves	$45,531	$43,749
REO reserves	4,018	11,213
Valuation adjustment on available-for-sale securities and cash flow hedges	6,482	—
Asset purchase tax basis difference (net)	—	5,973
Delinquent accrued interest	2,812	3,069
FDIC loss share guarantee receivable	9,598	7,803
Other, net	3,210	3,891
Total deferred tax assets	71,651	75,698
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	24,135
Valuation adjustment on available-for-sale securities and cash flow hedges	—	205
Asset purchase tax basis difference (net)	2,830
Loan origination costs	14,826	13,875
Depreciation	34,936	25,934
Total deferred tax liabilities	76,727	64,149
Net deferred tax asset (liability)	(5,076)	11,549
Current tax asset	21,123	2,964
Net tax asset	$16,047	$14,513

The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2016	2015	2014
Statutory income tax rate	35%	35%	35%
State income tax	1	2	2
Other differences	(2)	(1)	(1)
Effective income tax rate	34%	36%	36%

The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2016	2015	2014
	(In thousands)
Federal:
Current	$57,173	$79,841	$70,797
Deferred	21,961	3,244	10,591
	79,134	83,085	81,388
State:
Current	$3,600	$6,636	$4,987
Deferred	1,351	(518)	1,189
	4,951	6,118	6,176
Total
Current	60,773	86,477	75,784
Deferred	23,312	2,726	11,780
	$84,085	$89,203	$87,564

Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next twelve months will have a significant impact on its results of operations or financial position. The Company's liability for uncertain tax positions was $105,000 as of September 30, 2016 and $110,000 as of September 30, 2015. These amounts, if recognized, would affect the Company's effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense.
The Company's federal income tax returns are open for the tax years 2013 forward. The Company has been examined by the Internal Revenue Service through the year ended September 30, 2012.
State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company's unrecognized tax benefits are related to state tax returns open from 2013 through 2016.